CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Current assets
Short-term financing receivables, allowance for credit losses	¥ 58,594		¥ 184,187
Short-term contract assets and service fees receivable, allowance for credit losses	436,136		216,850
Non-current assets
Long-term financing receivables, allowance for credit losses	3,087		13,220
Long-term contract assets and service fees receivable, allowance for credit losses	61,838		52,742
Other assets, allowance of credit losses	224,834		19,491
Current liabilities
Accounts payable	49,801	$ 7,014	25,970
Amounts due to related parties	2,958	417	4,669
Short-term borrowings	502,013	70,707	1,168,046
Short-term funding debts	3,483,196	490,598	4,385,253
Deferred guarantee Income	1,538,385	216,677	894,858
Contingent guarantee liabilities	1,808,540	254,728	882,107
Accruals and other current liabilities	4,434,254	624,552	3,057,469
Non-current liabilities
Long-term borrowings	524,000	73,842	150,430
Long-term funding debts	455,800	64,198	1,334,105
Deferred tax liabilities	75,340	10,611	52,559
Other long-term liabilities	¥ 50,702	$ 7,141	¥ 102,941
Treasury stock | shares	44,369,636	44,369,636	44,369,636
Class A Ordinary Shares
Non-current liabilities
Common stock, par value | $ / shares		$ 0.0001
Common stock, shares authorized | shares	1,889,352,801	1,889,352,801	1,889,352,801
Common stock, shares issued | shares	300,707,476	300,707,476	300,707,476
Common stock, shares outstanding | shares	256,918,184	256,918,184	245,264,614
Class B Ordinary Shares
Non-current liabilities
Common stock, par value | $ / shares		$ 0.0001
Common stock, shares authorized | shares	110,647,199	110,647,199	110,647,199
Common stock, shares issued | shares	71,342,227	71,342,227	80,189,163
Common stock, shares outstanding | shares	71,342,227	71,342,227	80,189,163
VIEs
Current liabilities
Accounts payable	¥ 29,032		¥ 25,970
Amounts due to related parties	2,958		4,669
Short-term borrowings	317,888		1,138,046
Short-term funding debts	3,483,196		4,385,253
Deferred guarantee Income	1,215,490		781,633
Contingent guarantee liabilities	1,232,002		770,495
Accruals and other current liabilities	3,521,896		2,550,969
Non-current liabilities
Long-term borrowings	524,270		150,430
Long-term funding debts	455,800		1,334,105
Deferred tax liabilities	53,646		52,065
Other long-term liabilities	¥ 33,495		¥ 65,788